UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pengra Capital Management, Inc.
Address: 601 Union St., Suite 5530
         Seattle, WA  98101

Form 13F File Number:  28-6589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Molly E. Pengra
Title:  President
Phone:  206-628-0891

Signature, Place, and Date of Signing:

Molly E. Pengra    Seattle, Washington      April 22, 2002
  [Signature]         [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0 (zero)

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total (x 1000):  50,809

FORM 13F INFORMATION TABLE

NAME OF ISSUER               TITLE OF CUSIP      VALUE     SHRS OR  SH/ PUT/   INVESTMENT OTHER       VOTING
                             CLASS               (x $1000) PRN AMT  PRN CALL   DISCRETION MANAGERS   AUTHORITY
                                                                                          NONE     SOLE  SHRD NONE
---------------------------  -------- --------- ---------------------------------------------------------------------
ALCOA INC.                   COM       013817101      2196    58200 SH   N/A      SOLE             54700   0   3500
APPLIED MATERIALS INC        COM       038222105      7163   132000 SH   N/A      SOLE            126000   0   6000
CIENA CORP                   COM       171779101      1309   145500 SH   N/A      SOLE            140500   0   5000
COMMERCE BANCORP INC NJ      COM       200519106      1598    35600 SH   N/A      SOLE             34600   0   1000
CORNING INCORPORATED         COM       219350105       398    52300 SH   N/A      SOLE             49800   0   2500
COX COMMUNICATIONS INC       CL A      224044107     12443   330600 SH   N/A      SOLE            318600   0  12000
D R S TECHNOLOGIES INC       COM       23330X100      2615    63100 SH   N/A      SOLE             61400   0   1700
FLEXTRONICS INTL LTD         ORD       Y2573F102      3074   168450 SH   N/A      SOLE            160750   0   7700
THE GOLDMAN SACHS GROUP      COM       38141G104      7725    85600 SH   N/A      SOLE             85600   0      0
LINEAR TECHNOLOGY            COM       535678106      5841   132100 SH   N/A      SOLE            130100   0   2000
NEXTEL COMMUNICATIONS INC.   CL A      65332V103      1816   337700 SH   N/A      SOLE            325700   0  12000
NOKIA CORP                   SPND ADR  654902204       757    36500 SH   N/A      SOLE             36500   0      0
OMNICOM                      COM       681919106       944    10000 SH   N/A      SOLE             10000   0      0
PACCAR INC                   COM       693718108       292     4000 SH   N/A      SOLE              4000   0      0
SANMINA CORP                 COM       800907107       205    17500 SH   N/A      SOLE             17500   0      0
T ROWE PRICE ASSOCIATES      COM       74144T108      1915    49200 SH   N/A      SOLE             49200   0      0
XILINX INC                   COM       983919101       518    13000 SH   N/A      SOLE             13000   0      0